Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001746473
Registrant Name	PLIANT THERAPEUTICS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES